RESTRUCTURING AND OTHER SEVERANCE COSTS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Restructuring and other severance costs
Restructuring charges expensed	$ 11.1	$ 3.6	$ 6.5
Other severance-related costs	3.4	1.4	13.8
Total	14.5	5.0	20.3
Period within which all restructuring actions still in progress are expected to be substantially complete (in months)	12
Restructuring reserve
Balance at beginning of period	4.8	7.5
Restructuring charge	11.7	3.6
Utilized	(8.0)	(5.0)
Foreign exchange and other	(0.3)	(1.3)
Balance at end of period	8.2	4.8	7.5
Restructuring charge in 2011 - Discontinued operations	0.6
Lithium
Restructuring and other severance costs
Total	3.2		0.5
Restructuring reserve
Balance at end of period	1.0
Surface Treatment
Restructuring and other severance costs
Total	8.0	2.0	5.2
Restructuring reserve
Balance at beginning of period	2.2
Balance at end of period	4.2	2.2
Performance Additives
Restructuring and other severance costs
Total	2.3	1.5	6.1
Restructuring reserve
Balance at beginning of period	0.2
Balance at end of period	0.8	0.2
Advanced Ceramics
Restructuring and other severance costs
Total	0.7	1.1	7.0
Restructuring reserve
Balance at beginning of period	0.5
Balance at end of period	0.2	0.5
Corporate and other
Restructuring and other severance costs
Total	0.3	0.4	1.4
Restructuring reserve
Balance at beginning of period	1.9
Balance at end of period	2.0	1.9
Facility Closure
Restructuring and other severance costs
Restructuring charges expensed	3.8	1.3	3.9
Restructuring reserve
Balance at beginning of period	2.1	3.3
Restructuring charge	3.8	1.3
Utilized	(3.3)	(2.2)
Foreign exchange and other	(0.2)	(0.3)
Balance at end of period	2.4	2.1	3.3
Severance/Relocation
Restructuring and other severance costs
Restructuring charges expensed	7.3	2.3	2.6
Restructuring reserve
Balance at beginning of period	2.7	4.2
Restructuring charge	7.9	2.3
Utilized	(4.7)	(2.8)
Foreign exchange and other	(0.1)	(1.0)
Balance at end of period	$ 5.8	$ 2.7	$ 4.2